Merger - Additional Information (Detail) - UCB [Member] - USD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2018	Dec. 31, 2018
Business Combinations [Line Items]
Date of acquisition completion	Sep. 14, 2018
Acquisition cash paid	$ 12,675
Common shares issued to shareholders	4,277,430
Stock and cash transaction aggregate consideration	$ 117,344
Total assets of UCB prior to the merger	537,875
Assets, loan	298,319
Assets, Deposit	$ 475,944
Core deposit intangibles and other intangibles, amortization period	10 years
Cash acquired	$ 156,472
Loans acquired	298,319
Loans acquired with credit deterioration	1,210
Deposits acquired	$ 475,900
Compensation Expense [Member]
Business Combinations [Line Items]
Acquisition-related costs		$ 5,231
Contracted Data Processing [Member]
Business Combinations [Line Items]
Acquisition-related costs		5,515
Professional Services [Member]
Business Combinations [Line Items]
Acquisition-related costs		1,638
Marketing Expense [Member]
Business Combinations [Line Items]
Acquisition-related costs		131
Other Operating Expense [Member]
Business Combinations [Line Items]
Acquisition-related costs		$ 220